Leases - Additional informaton (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term	6 years
Weighted-average discount rate	1.80%
Leases	$ 14.7	$ 12.3